Business acquisitions (West Polaris Narrative) (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
		Jun. 19, 2015	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)					50.00%
Gain on bargain purchase	[1]				$ 0	$ 0	$ 9,300,000
West Polaris Facility
Business Acquisition [Line Items]
Maximum borrowing capacity					$ 420,000,000
Seadrill Operating LP
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)		58.00%
Seadrill Limited
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (as percent)		42.00%
West Polaris
Business Acquisition [Line Items]
Percentage of voting interests acquired (as percent)		100.00%
Purchase price less debt		$ 204,000,000
Long term interest bearing debt		(336,000,000)
Consideration transferred, sellers line of credit		$ 50,000,000
Consideration transferred, sellers line of credit, interest rate (as percent)		6.50%
Consideration transferred, sellers line of credit, threshold for operating day rate (as percent)		$ 450,000	$ 490,000
Consideration transferred, sellers line of credit, daily rate (as percent)		$ 653,000
Consideration transferred, sellers line of credit, percentage above threshold for operating day rate (as percent)		50.00%
Fair value of total consideration		$ 374,600,000
Seller's credit balance		44,600,000
Contingent consideration		95,300,000
Working capital adjustment		$ 30,700,000
Consideration transferred, sellers line of credit, weighted average cost of capital(in dollars per unit)		8.50%
Drilling unit		$ 575,300,000
Intangible asset - favorable drilling contract		124,300,000
Business acquisition, transaction costs		700,000
Gain on bargain purchase		39,600,000		$ 9,300,000
Provisional information, initial accounting incomplete, adjustment, intangibles			47,900,000
Measurement period adjustment				(30,300,000)
Revenues				131,600,000
Business combination, earnings or loss of acquiree since acquisition date, actual				$ 7,800,000
West Polaris | West Polaris Initial Earn-out
Business Acquisition [Line Items]
Consideration transferred, sellers line of credit, threshold for operating day rate (as percent)		450,000
Seller's credit balance		61,800,000
West Polaris | West Polaris Subsequent Earn-out
Business Acquisition [Line Items]
Seller's credit balance		33,500,000
Consideration transferred, sellers line of credit, initial earn-out, reduction			$ 17,600,000
West Polaris | Trade Accounts Receivable
Business Acquisition [Line Items]
Acquired receivables, fair value		$ 31,900,000

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".